UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               May 13, 2010
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      44
 Form 13F Information Table Value Total:      1,387,811

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2010
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                       COM             03739T108       124       9000 SH       SOLE            9000         0         0
ABB LTD                            SPONSORED ADR   000375204     20180     924000 SH       SOLE          924000         0         0
ACCENTURE PLC IRELAND              SHS CLASS A     G1151C101     24457     583000 SH       SOLE          583000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     66048    3700145 SH       SOLE         3700145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     37636        309 SH       SOLE             309         0         0
BJ SVCS CO                         COM             055482103     48107    2248000 SH       SOLE         2248000         0         0
BP PLC                             SPONSORED ADR   055622104     81452    1427229 SH       SOLE         1427229         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109       241       5000 SH       SOLE            5000         0         0
CHUNGHWA TELECOM CO LTD            SPON ADR NEW10  17133Q106        97       5000 SH       SOLE            5000         0         0
CISCO SYS INC                      COM             17275R102     87669    3368000 SH       SOLE         3368000         0         0
CLOROX CO DEL                      COM             189054109       321       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     51504     936429 SH       SOLE          936429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      7920     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     58673     910641 SH       SOLE          910641         0         0
E M C CORP MASS                    COM             268648102     23181    1285000 SH       SOLE         1285000         0         0
EXXON MOBIL CORP                   COM             30231G102     20027     299000 SH       SOLE          299000         0         0
HAIN CELESTIAL GROUP INC           COM             405217100     13956     803000 SH       SOLE          803000         0         0
HEINZ H J CO                       COM             423074103     23238     509500 SH       SOLE          509500         0         0
JOHNSON & JOHNSON                  COM             478160104     92385    1416943 SH       SOLE         1416943         0         0
KIMBERLY CLARK CORP                COM             494368103     42884     682000 SH       SOLE          682000         0         0
KRAFT FOODS INC                    CL A            50075N104     23376     773000 SH       SOLE          773000         0         0
LOCKHEED MARTIN CORP               COM             539830109     39238     471500 SH       SOLE          471500         0         0
LOEWS CORP                         COM             540424108     20802     558000 SH       SOLE          558000         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     17796     213000 SH       SOLE          213000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     12227     235000 SH       SOLE          235000         0         0
MERCK & CO INC NEW                 COM             58933Y105     21476     575000 SH       SOLE          575000         0         0
MICROSOFT CORP                     COM             594918104     77275    2638486 SH       SOLE         2638486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     33581     803000 SH       SOLE          803000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     66240    4262557 SH       SOLE         4262557         0         0
PFIZER INC                         COM             717081103     34768    2027304 SH       SOLE         2027304         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     52445    1347848 SH       SOLE         1347848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      5558      96051 SH       SOLE           96051         0         0
SMITH INTL INC                     COM             832110100     20040     468000 SH       SOLE          468000         0         0
SONOCO PRODS CO                    COM             835495102     20845     677000 SH       SOLE          677000         0         0
SUNTRUST BKS INC                   COM             867914103      9912     370000 SH  PUT  SOLE               0         0         0
US BANCORP DEL                     COM NEW         902973304     48318    1867000 SH       SOLE         1867000         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      7541     323500 SH       SOLE          323500         0         0
WASTE MGMT INC DEL                 COM             94106L109     34956    1015264 SH       SOLE         1015264         0         0
WEIS MKTS INC                      COM             948849104      7999     220000 SH       SOLE          220000         0         0
WELLS FARGO & CO NEW               COM             949746101     29791     957286 SH       SOLE          957286         0         0
WEYERHAEUSER CO                    COM             962166104     54955    1213948 SH       SOLE         1213948         0         0
XTO ENERGY INC                     COM             98385X106     10851     230000 SH       SOLE          230000         0         0
YAHOO INC                          COM             984332106     22150    1340000 SH       SOLE         1340000         0         0
ZORAN CORP                         COM             98975F101     15571    1447116 SH       SOLE         1447116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1387811


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